22 Financial instruments - risk management (Details 4) - Liquidity Risk [member] - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Up to 3 months [member]
Disclosure of detailed information about financial instruments [line items]
Total	£ 1,263	£ 2,582	£ 1,380
Between 3 and 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Total	75	437	307
Between 1 and 2 years [member]
Disclosure of detailed information about financial instruments [line items]
Total	61	555	485
Between 2 and 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total	8	3,586	531
Over 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total		3,317
Trade and other payables [member] | Up to 3 months [member]
Disclosure of detailed information about financial instruments [line items]
Total	1,131	2,503	1,311
Trade and other payables [member] | Between 3 and 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Total
Trade and other payables [member] | Between 1 and 2 years [member]
Disclosure of detailed information about financial instruments [line items]
Total
Trade and other payables [member] | Between 2 and 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total
Trade and other payables [member] | Over 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total
Bank loans [member] | Up to 3 months [member]
Disclosure of detailed information about financial instruments [line items]
Total			3
Bank loans [member] | Between 3 and 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Total			2
Bank loans [member] | Between 1 and 2 years [member]
Disclosure of detailed information about financial instruments [line items]
Total
Bank loans [member] | Between 2 and 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total
Bank loans [member] | Over 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total
Lease liabilities [member] | Up to 3 months [member]
Disclosure of detailed information about financial instruments [line items]
Total	25	79	22
Lease liabilities [member] | Between 3 and 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Total	75	165	65
Lease liabilities [member] | Between 1 and 2 years [member]
Disclosure of detailed information about financial instruments [line items]
Total	61	317	79
Lease liabilities [member] | Between 2 and 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total	8	735	117
Lease liabilities [member] | Over 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total
Government and research loans [member] | Up to 3 months [member]
Disclosure of detailed information about financial instruments [line items]
Total	107		44
Government and research loans [member] | Between 3 and 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Total		272	240
Government and research loans [member] | Between 1 and 2 years [member]
Disclosure of detailed information about financial instruments [line items]
Total		238	406
Government and research loans [member] | Between 2 and 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total		2,851	414
Government and research loans [member] | Over 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total		£ 3,317